CONCENTRATIONS	12 Months Ended
Oct. 31, 2023
CONCENTRATIONS
CONCENTRATIONS

NOTE 15 – CONCENTRATIONS

Concentrations of Credit Risk

Balances at financial institutions and state-owned banks within the PRC are covered by insurance up to RMB 500,000 (approximately $68,000) per bank. Any balance over RMB 500,000 per bank in PRC will not be covered. At October 31, 2023 and 2022, cash and restricted cash balances held in the PRC are $695,075 and $694,651, of which, $623,418 and $621,929 were not covered by such limited insurance, respectively. The Company has not experienced any losses in accounts held in PRC’s financial institutions and believes it is not exposed to any risks on its cash and restricted cash held in the PRC’s financial institutions.

Insurance Carriers

The following table sets forth information as to each insurance carrier that accounted for 10% or more of the Company’s revenue for the years ended October 31, 2023, 2022 and 2021.

	For the Years Ended October 31,
Carrier	2023	2022	2021
A	32%	*	*
B	28%	*	*
C	10%	*	*
D	*	21%	*
E	*	13%	15%
F	*	*	15%
G	*	*	13%
H	*	*	10%

*Less than 10%

Two insurance carriers, whose outstanding receivables accounted for 10% or more of the Company’s total outstanding accounts receivable at October 31, 2023, accounted for 89.4% of the Company's total outstanding accounts receivable at October 31, 2023.

Two insurance carriers, whose outstanding receivables accounted for 10% or more of the Company's total outstanding accounts receivable at October 31, 2022, accounted for 77.5% of the Company’s total outstanding accounts receivable at October 31, 2022.

Suppliers

No supplier accounted for 10% or more of the Company’s purchase during the years ended October 31, 2023, 2022 and 2021.